Loans and borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

(in $ millions)	2024	2023
	$	$
Non-current
Bank loans	116	88
Term loan	—	456
Lease liabilities	125	124
	241	668
Current
Bank loans	90	67
Term loan	—	20
Lease liabilities	33	38
	123	125
A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $360 million (2023: $294 million) (see Note 5). In March 2024, we fully repaid the outstanding principal amount and accrued interest under the Term Loan B Facility.
The Group has borrowings denominated in Singapore Dollars (“SGD”), Malaysian Ringgit (“MYR”), Indonesian Rupiah (“IDR”) and Thailand Baht (“THB”).
i)                   Terms and debt repayment schedule
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2024
Bank loans	SGD	1.5% to 2.1%	2025-2029	140
Bank loans	MYR	2.1% to 3.6%	2025-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2025-2028	9
Bank loans	IDR	3.0% to 9.5%	2025-2029	18
Bank loans	THB	COF** + 7.0% p.a.	2025	39
Lease liabilities	Multiple	4.1% to 12.5%	2025-2037	158
				364

2023
Bank loans	SGD	1.5% to 2.1%	2024-2028	102
Bank loans	SGD	COF** + 1.0% to 1.1%	2024	*
Bank loans	MYR	2.1% to 4.2%	2024-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2024-2028	12
Bank loans	IDR	9.5%	2024-2028	9
Bank loans	THB	COF** + 7.0% p.a.	2024	32
Term loan	USD	SOFR*** + 4.5%	2026	476
Lease liabilities	Multiple	3.6% to 12.5%	2024-2037	162
				793
*Amount less than $1 million
**Cost of funds – which are variable rates specific to country and/or financial institutions
***Secured Overnight Financing Rate (“SOFR”) includes the Alternative Reference Rates Committee (“ARRC”) spread adjustment
Financial risk management
Information about the exposure of loans and borrowings to relevant financial risks (interest rate, foreign currency and liquidity risk) is disclosed in Note 26.
ii)                  Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2024	155	476	162	793
Changes from financing cash flows
Proceeds from bank loans	120	—	—	120
Payment of bank loans	(152)	(483)	—	(635)
Payment of lease liabilities	—	—	(46)	(46)
Interest paid	(13)	(9)	(12)	(34)
Total changes from financing cash flows	(45)	(492)	(58)	(595)
Effect of changes in foreign exchange rates	(3)	—	(2)	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	43	43
Derecognition of lease liabilities	—	—	*	*
Secured bank loans for asset acquisition	86	—	—	86
Acquisition through business combination	—	—	1	1
Interest expense	13	16	12	41
Total liability-related other changes	99	16	56	171
Balance at December 31, 2024	206	—	158	364

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2023	118	1,061	186	1,365
Changes from financing cash flows
Proceeds from bank loans	116	—	—	116
Payment of bank loans	(161)	(604)	—	(765)
Payment of lease liabilities	—	—	(39)	(39)
Interest paid	(4)	(63)	(13)	(80)
Total changes from financing cash flows	(49)	(667)	(52)	(768)
Effect of changes in foreign exchange rates	2	—	2	4
Other changes
Liability-related
Recognition of lease liabilities	—	—	18	18
Derecognition of lease liabilities	—	—	(5)	(5)
Secured bank loans for asset acquisition	80	—	—	80
Interest expense	4	82	13	99
Total liability-related other changes	84	82	26	192
Balance at December 31, 2023	155	476	162	793
*Amount less than $1 million